Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

July 31, 2016

Dates Covered
Collections Period	07/01/16 - 07/31/16
Interest Accrual Period	07/15/16 - 08/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/16	789,274,590.30	33,640
Yield Supplement Overcollateralization Amount 06/30/16	34,105,903.98	0
Receivables Balance 06/30/16	823,380,494.28	33,640
Principal Payments	20,892,923.47	381
Defaulted Receivables	1,346,298.48	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/16	32,820,827.33	0
Pool Balance at 07/31/16	768,320,445.00	33,203

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.22%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	10,498,034.20	454
Past Due 61-90 days	2,426,279.39	110
Past Due 91-120 days	559,323.28	29
Past Due 121+ days	0.00	0
Total	13,483,636.87	593

Total 31+ Delinquent as % Ending Pool Balance	1.75%
Total 61+ Delinquent as % Ending Pool Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	613,702.10
Aggregate Net Losses/(Gains) - July 2016	732,596.38
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.07%
Prior Net Losses Ratio	1.09%
Second Prior Net Losses Ratio	0.36%
Third Prior Net Losses Ratio	0.21%
Four Month Average	0.68%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	34,574,420.03
Actual Overcollateralization	32,172,088.36
Weighted Average APR	4.27%
Weighted Average APR, Yield Adjusted	6.01%
Weighted Average Remaining Term	62.61

Flow of Funds	$ Amount

Collections	24,315,489.11
Investment Earnings on Cash Accounts	8,205.87
Servicing Fee	(686,150.41)
Transfer to Collection Account	0.00
Available Funds	23,637,544.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	922,979.80
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	22,714,564.77
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	23,637,544.57

Servicing Fee	686,150.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 07/15/16	758,862,921.41
Principal Paid	22,714,564.77
Note Balance @ 08/15/16	736,148,356.64

Class A-1
Note Balance @ 07/15/16	52,032,921.41
Principal Paid	22,714,564.77
Note Balance @ 08/15/16	29,318,356.64
Note Factor @ 08/15/16	19.2883925%

Class A-2
Note Balance @ 07/15/16	352,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	352,000,000.00
Note Factor @ 08/15/16	100.0000000%

Class A-3
Note Balance @ 07/15/16	262,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	262,000,000.00
Note Factor @ 08/15/16	100.0000000%

Class A-4
Note Balance @ 07/15/16	74,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	74,800,000.00
Note Factor @ 08/15/16	100.0000000%

Class B
Note Balance @ 07/15/16	18,030,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	18,030,000.00
Note Factor @ 08/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	922,979.80
Total Principal Paid	22,714,564.77
Total Paid	23,637,544.57

Class A-1
Coupon	0.62000%
Interest Paid	27,779.80
Principal Paid	22,714,564.77
Total Paid to A-1 Holders	22,742,344.57

Class A-2
Coupon	1.32000%
Interest Paid	387,200.00
Principal Paid	0.00
Total Paid to A-2 Holders	387,200.00

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0746944
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.4482666
Total Distribution Amount	27.5229610

A-1 Interest Distribution Amount	0.1827618
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	149.4379261
Total A-1 Distribution Amount	149.6206879

A-2 Interest Distribution Amount	1.1000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.1000000

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 07/15/16	2,196,494.13
Investment Earnings	735.73
Investment Earnings Paid	(735.73)
Deposit/(Withdrawal)	-
Balance as of 08/15/16	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13